Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Schedule of Annual Rates at Depreciation	Annual rates at depreciation are as follows:
%
Computers and electronics equipment	10-33
Laboratory equipment	15
Furniture and equipment	15
Leasehold improvements	10